Income Taxes - Schedule of Income Taxes Attributed to Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense Benefit Continuing Operations [Abstract]
Current	$ (7,326)	$ (13,260)	$ (3,671)
Deferred	(3,146)	4,921	1,007
Total income tax expense	$ (10,472)	$ (8,339)	$ (2,664)